Impairment of assets (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disclosure of detailed information about investment property [abstract]
Impairment of assets	$ 0	$ 106	$ 34	$ 108